Segment Information - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues:
Total consolidated net revenues		$ 148,835	$ 147,196	$ 152,327
Operating income:
Total consolidated operating income		26,288	25,592	29,285
Cheers App Internet Business [Member]
Net revenues:
Total consolidated net revenues		137,482	135,796	141,005
Operating income:
Total consolidated operating income		27,450	25,218	27,108
Traditional Media Business [Member]
Net revenues:
Total consolidated net revenues		11,353	11,400	11,322
Operating income:
Total consolidated operating income		2,267	2,118	2,177
Segment operating income [Member]
Operating income:
Total consolidated operating income		29,717	27,336	29,285
Unallocated item [Member]
Operating income:
Total consolidated operating income	[1]	$ (3,429)	$ (1,744)

[1]	The unallocated item for the years ended December 31, 2025, 2024 and 2023 presents the share-based compensation for employees, which is not allocated to segments.